Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt consists of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
Senior notes, unsecured, with interest at 11%	$79,750	$79,750
Discount on 11% senior unsecured notes	(4,277)	(4,911)
Less current portion	—	—

	$75,473	$74,839

Long-term debt consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Senior notes, unsecured, with interest at 11%	$79,750	$—
Senior convertible notes, unsecured, with interest at 8.25%	—	31,535

	79,750	31,535
Discount on 11% senior unsecured notes	(4,911)	—
Less current portion	—	—

	$74,839	$31,535

Principal Payment Requirements For Our Long-Term Debt Outstanding	The principal payment requirements for our long-term debt outstanding at December 31, 2012 are as follows (in thousands):

2013	$—
2014	79,750

$79,750